ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Net Sales by Geographic Area
	Year ended December 31
	2024		2023		2022
United States	244,774		307,818		298,612
Europe	63,441		62,532		49,274
Asia	42,974		47,744		36,492
Other	43,629		73,954		69,893
	394,818	*	492,048	*	454,271	*

*Revenues are attributed to geographic areas based on the location of customer. No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.

Schedule of revenue from external customers by products and Services
	Year ended December 31
	2024	2023	2022
Capital Equipment revenues	315,547	412,089	394,212
Consumables and service revenues	79,271	79,959	60,059
	394,818	492,048	454,271

Schedule of Net Sales by Technology
	Year ended December 31
	2024	2023	2022
	%
Minimal-Invasive	87	83	81
Hands-Free	5	8	10
Non-Invasive	8	9	9
	100	100	100

Schedule of Changes in Contract Liabilities
	Year ended December 31
	2024	2023
Balance as of January 1	14,689	17,757
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period	16,975	12,498
Revenue recognized that was included in the contract liability balance at the beginning of the period	(11,573)	(15,566)
Balance as of December 31	20,091	14,689
Contract liability presented in non-current liabilities (1)	3,336	3,766
Contract liability presented in current liabilities	16,755	10,923

(1)	As of December 31, 2024, non-current deferred revenue is estimated to be recognized as following: 81% in year 2026 and the rest in year 2027-2029.

Schedule of Long-Lived Assets
	December 31
	2024	2023
Israel	5,757	6,704
United States	1,421	1,789
Other	3,876	3,587
	11,054	12,080
Other long-term assets*	3,876	4,370
	14,930	16,450

*Consists of non-current accounts receivable, net and other investments